Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,431	$ 2,396
Less: accumulated depreciation and amortization	1,415	1,008
Property and equipment, net	1,016	1,388
Software Systems [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,411	1,361
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	538	554
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	347	347
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	122	121
Computers, electronics and related [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13	$ 13